TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Movements in the Allowance for Doubtful Accounts	Movements in the allowance for doubtful accounts in the three years ended December 31, 2021 are summarized as follows;

(in thousands of $)
Balance at December 31, 2018	5,795
Deductions credited to income	(2,847)
Balance at December 31, 2019	2,948
Deductions credited to income	(301)
Balance at December 31, 2020	2,647
Deductions credited to income	(731)
Balance at December 31, 2021	1,916